ASSET RETIREMENT OBLIGATIONS (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Asset Retirement Obligation Disclosure [Abstract]
Asset retirement obligation of sales	$ 684,679	$ 383,450
Percentage of discounted	8.00%	8.00%